Accounts Receivable, Net (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivable, Net (Textual)
Unsettled transactions from credit card payment processors	$ 112,885	$ 220,272
Accounts receivable due from Apple Inc.	201,859	176,118
Receivable from advertising network	$ 27,469	$ 64,330